OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 04, 2024	Dec. 31, 2024	Dec. 31, 2023
Components of other non-current assets:
Pre-operational assets		$ 8,782	$ 189,023
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Other non-current assets	Other non-current assets
Operating lease right-of-use-assets		$ 6,771	$ 7,386
Pre-COD contractual cash flows (note 18.1)		0	105,400
Other		5,855	1,696
Other non-current assets		160,231	499,806
Transfers to intangible assets		(766)
Fuji LNG
Components of other non-current assets:
Capital expenditures	$ 77,500
Transfers to intangible assets	15,500
Decrease in other noncurrent assets	$ 15,500
F2X Project
Components of other non-current assets:
Other assets, capitalized engineering costs, noncurrent		8,800	4,400
Macaw Energies
Components of other non-current assets:
Other commitment		2,700
Macaw Energies | Maximum
Components of other non-current assets:
Investment company, committed capital		30,000
Oil
Components of other non-current assets:
Derivative instrument		58,676	105,948
Gas
Components of other non-current assets:
Derivative instrument		47,152	53,663
Interest rate swap
Components of other non-current assets:
Derivative instrument		$ 32,995	$ 36,690